Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LAUDUS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 29, 2014
Supplement [Text Block]	lt_SupplementTextBlock

LAUDUS TRUST

Laudus Mondrian Funds

Laudus Mondrian International Equity Fund

Laudus Mondrian Emerging Markets Fund

Supplement dated February 27, 2015, to the

Statutory Prospectus dated July 29, 2014, as supplemented October 1, 2014

This supplement provides new and additional information beyond that contained in each of the above-named Prospectus and should be read in conjunction with the Prospectus.

For the Laudus Mondrian International Equity Fund, the second paragraph under “Principal investment strategies” of the “Fund summary” on page 1 and the second paragraph under “Investment strategies” in the “Fund details” on page 17 are each deleted and replaced in its entirety with the following:

For purposes of investments to be made by the fund, large capitalization companies are currently defined by the subadviser to mean issuers that have a market capitalization of more than $7.5 billion at the time of purchase. This level is subject to market movements and is regularly reviewed by the subadviser. Typically, the fund invests in securities of approximately 30-40 companies.

The first paragraph under “Principal investment strategies” of the “Fund summary” for the Laudus Mondrian Emerging Markets Fund on page 5 is deleted and replaced in its entirety with the following:

The fund is an international fund and generally invests in large capitalization equity securities of emerging market companies, as described below, that, in the subadviser’s opinion, are undervalued at the time of purchase based on fundamental value analysis employed by the subadviser. Normally, the fund will invest primarily in common stocks. The fund may also purchase other investment funds, including, but not limited to, registered funds, including exchange-traded funds (ETFs). The fund may purchase securities of non-U.S. issuers directly or indirectly in the form of American, European or Global depositary receipts or other securities representing underlying shares of non-U.S. issuers. The subadviser currently defines companies with large market capitalizations generally, as those with market capitalizations of $3.5 billion or more at the time of purchase. This level is subject to market movements and is regularly reviewed by the subadviser. Typically, the fund invests in securities of approximately 45-55 companies.

Laudus Mondrian International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lt_SupplementTextBlock

LAUDUS TRUST

Laudus Mondrian Funds

Laudus Mondrian International Equity Fund

Supplement dated February 27, 2015, to the

Statutory Prospectus dated July 29, 2014, as supplemented October 1, 2014

This supplement provides new and additional information beyond that contained in each of the above-named Prospectus and should be read in conjunction with the Prospectus.

For the Laudus Mondrian International Equity Fund, the second paragraph under “Principal investment strategies” of the “Fund summary” on page 1 and the second paragraph under “Investment strategies” in the “Fund details” on page 17 are each deleted and replaced in its entirety with the following:

For purposes of investments to be made by the fund, large capitalization companies are currently defined by the subadviser to mean issuers that have a market capitalization of more than $7.5 billion at the time of purchase. This level is subject to market movements and is regularly reviewed by the subadviser. Typically, the fund invests in securities of approximately 30-40 companies.

Laudus Mondrian Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lt_SupplementTextBlock

LAUDUS TRUST

Laudus Mondrian Funds

Laudus Mondrian Emerging Markets Fund

Supplement dated February 27, 2015, to the

Statutory Prospectus dated July 29, 2014, as supplemented October 1, 2014

This supplement provides new and additional information beyond that contained in each of the above-named Prospectus and should be read in conjunction with the Prospectus.

The first paragraph under “Principal investment strategies” of the “Fund summary” for the Laudus Mondrian Emerging Markets Fund on page 5 is deleted and replaced in its entirety with the following:

The fund is an international fund and generally invests in large capitalization equity securities of emerging market companies, as described below, that, in the subadviser’s opinion, are undervalued at the time of purchase based on fundamental value analysis employed by the subadviser. Normally, the fund will invest primarily in common stocks. The fund may also purchase other investment funds, including, but not limited to, registered funds, including exchange-traded funds (ETFs). The fund may purchase securities of non-U.S. issuers directly or indirectly in the form of American, European or Global depositary receipts or other securities representing underlying shares of non-U.S. issuers. The subadviser currently defines companies with large market capitalizations generally, as those with market capitalizations of $3.5 billion or more at the time of purchase. This level is subject to market movements and is regularly reviewed by the subadviser. Typically, the fund invests in securities of approximately 45-55 companies.